UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number     811-3906
                                       --------

     PC&J Performance Fund
     ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300     Dayton, OH  45402-1819
     ---------------------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300,
     ------------------------------------------------------------------
Dayton, OH  45402-1819
----------------------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     12-31
                             -----

Date of reporting period:     12-31-2009
                              ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, addressStreet450 Fifth Street, NW, CityWashington, StateDC PostalCode20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.




                                     Page 1
PC&J PERFORMANCE
FUND

Financial Statements and Financial Highlights for the Year Ended December 31, 2009, and Report of
Independent Registered Public Accounting Firm

------

------





PC&J PERFORMANCE FUND
---------------------

 ANNUAL REVIEW

Unaudited


The enclosed 2009 Annual Report is for your information and is provided pursuant to Securities and Exchange Commission regulations.

MANAGEMENT  REVIEW  AND  ANALYSIS

In 2009, the stock market staged a welcome recovery from the turbulence of the bear market decline. The S&P 500 was higher by 26.46%, turning in its best year since 2003. Yet the mood of 2009 wasn't all that confident. Financial headlines were particularly glum as the market continued to fall last February. Unemployment was at a 25-year high and bankruptcy loomed for General Motors. Yet that kind of atmosphere is typical of market bottoms.

The PC&J Performance Fund (the "Fund") ended the year up 17.92%. Our continued concentration of investing in quality companies with strong prospective earnings growth helped us weather the decline in the early part of the year. But stocks with strong earnings growth began to lag the market's advance in favor of companies who had merely survived in the recession.



                              1 Year   5 Years   10 Years

Performance Fund               17.92%    -0.16%     -3.23%

S&P 500 Index                  26.46%     0.42%     -0.96%

Much of the market's recovery last year was due to a flood of liquidity by bailouts and stimulus plans rather than from individual investors. This capital was attracted to companies that were literally left for dead and even in recovery, their future earnings growth looks to be disappointing. Consequently, investing in quality earnings growth produced returns that lagged those of the S&P 500 as evidenced by two indices that incorporate that strategy. The Investor's Business Daily Senior Growth Index appreciated only 18.2% last year, while Value Line's 1 Rated Stocks (their best rating) returned only 14.2%.

Last year we had expected a relatively slow economic recovery to unfold. That turned out to be fairly accurate, as economic growth did not resume until the third quarter and then it was only a subpar 2.2%. We believe continued inventory rebuilding and export growth should result in over 6% growth in 2009's fourth quarter. We also believe first half 2010 GDP growth should level off to between 3% - 4%, and then continue at a somewhat slower pace for the rest of 2010.

As the economy continues to improve, corporate earnings growth could rebound over 20% for 2010. Last year, simply surviving the recession was good enough for many companies to see their stock prices soar. But in 2010 we expect quality earnings growth to resume its usual role as a predictor of the better performing stocks. Expected earnings are very strong for two sectors in particular, Healthcare and Technology, where the Fund's portfolio is overwieghted. We believe healthcare stocks should perform well, as prospective legislation appears to be less damaging to healthcare companies than previously expected. Technology stocks will benefit from a continued focus on the part of corporations to improve profit margins through enhanced productivity, as they appear to be reluctant to expand payrolls.




PERFORMANCE FUND EXPENSE RATIO*
Per May 1, 2009 Prospectus           1.65%
Per December 31, 2009 Annual Report  1.60%

* The expense ratio stated in the May 1, 2009 Prospectus includes acquired fund fees and expenses as required by Form N-1A. The expense ratio stated in the December 31, 2009 Annual Report includes only operating expenses of the Performance Fund.




                          GROWTH OF $10,000 INVESTMENT

                             PERFORMANCE     S&P 500
                                  GROWTH      GROWTH

                          1999     10,000     10,000
                          2000      8,720      9,090
                          2001      7,173      8,008
                          2002      5,500      6,237
                          2003      6,765      8,017
                          2004      7,258      8,889
                          2005      7,496      9,326
                          2006      8,132     10,799
                          2007      9,636     11,392
                          2008      6,107      7,177
                          2009      7,201      9,076

TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND WILL BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT PLACESTATEMONTH-END MAY BE OBTAINED BY CALLING 888.223.0600.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009



                                     PERCENT
                                      OF NET       NUMBER OF
SECURITY                              ASSETS        SHARES        VALUE
---------------------------------    --------      ---------    ----------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:                  9.9%
 Amazon.com Inc. 1                                     1,225    $  164,787
 Coach Inc.                                            5,000       182,650
 Dollar Tree Stores 1                                  4,000       193,200
 J Crew Group Inc. 1                                   4,000       178,960
 McDonalds Corp.                                       3,000       187,320
 Netflix Inc. 1                                        3,000       165,270
 Priceline.com Inc. 1                                    800       174,728
 Steven Madden Ltd. 1                                  7,000       288,680
 Walt Disney Company                                   4,000       129,000

                                                                 1,664,595


Consumer staples:                        5.1
 Coca Cola Co.                                         2,000       114,000
 Pepsico Inc.                                          2,000       121,600
 Philip Morris International Inc.                      3,000       144,570
 Procter & Gamble Co.                                  5,000       303,150
 J M Smucker Co.                                       3,000       185,250

                                                                   868,570


Energy:                                  7.4
 Chevron Corp.                                         1,000        76,990
 Exxon Mobil Corp.                                     2,000       136,380
 Occidental Pete Corp.                                 2,000       162,700
 Oil Service Holders Trust 2                           2,500       297,200
 SPDR Energy Select Sector 2                          10,000       570,100

                                                                 1,243,370


Financial services:                     10.7
 Annaly Capital Management Inc.                        8,000       138,800
 Anworth Mortgage Asset                               19,000       133,000
 Bank of America Corp.                                10,000       150,600
 BlackRock Inc.                                        1,500       348,300
 JP Morgan Chase & Co. Inc.                            9,000       375,030
 Mastercard Inc.                                       1,000       255,980
 SPDR Financial Select Sector 2                        7,000       100,800
 State Street Corp.                                    4,000       174,160
 Unitrin Inc.                                          6,000       132,300

                                                                 1,808,970





See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2009



                                           PERCENT
                                            OF NET       NUMBER OF
SECURITY                                    ASSETS        SHARES        VALUE
---------------------------------------    --------      ---------    ----------

Healthcare:                                   14.6%
 AmerisourceBergen Corp.                                     7,000    $  182,490
 Bio Rad Labs Inc. 1                                         1,700       163,982
 Cantel Medical Corp. 1                                      8,000       161,440
 Edwards Lifesciences Corp. 1                                2,000       173,700
 Express Scripts Inc. 1                                      2,000       172,840
 Gilead Sciences Inc. 1                                      2,000        86,540
 Intuitive Surgical Inc. 1                                     800       242,744
 Medco Health Solutions 1                                    4,000       255,640
 N B T Y Inc. 1                                              6,000       261,240
 Par Pharmaceutical Co. 1                                    9,000       243,540
 Universal Health Services                                   6,000       183,000
 Valeant Pharmaceuticals 1                                   7,000       222,530
 Watson Pharmaceuticals 1                                    3,000       118,830

                                                                       2,468,516


Industrials:                                   3.2
 American Superconductor 1                                   5,000       204,500
 General Electric Co.                                        5,000        75,650
 Honeywell International Inc.                                3,000       117,600
 United Technologies Corp.                                   2,000       138,820

                                                                         536,570


Materials:                                     9.9
 3M Co.                                                      3,000       248,010
 Market Vectors Gold Miners ETF 2                            6,000       277,260
 Newmarket Corp.                                             4,000       459,080
 Rock -Tenn Co.                                              4,000       201,640
 SPDR Gold Trust 1, 2                                        4,500       482,895

                                                                       1,668,885


Technology:                                   27.9
 Apple Inc.                                                  2,200       463,610
 Cisco Systems Inc.                                         11,000       263,340
 Cognizant Technology Solutions Corp. 1                      7,000       317,310
 Cree Inc. 1                                                 6,000       338,220
 F5 Networks Inc. 1                                          4,000       211,880
 Google Inc. 1                                                 600       371,988
 Hewlett Packard Co.                                         7,000       360,570
 International Business Machines Corp.                       2,800       366,520
 Marvell Technology Group Ltd. 1                            10,000       207,500
 Microsoft Corp.                                             9,000       274,320
 Oracle Corp.                                                7,000       171,710
 PowerShares QQQ Trust 2                                     7,000       320,250



See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2009



                                                PERCENT
                                                 OF NET       NUMBER OF
SECURITY                                         ASSETS       SHARES/PAR       VALUE
--------------------------------------------    --------      ----------    -----------

Technology (Continued):
 Sybase Inc. 1                                                     6,000    $   260,400
 Unisys Corp. 1                                                    7,000        269,920
 Vistaprint N.V. 1                                                 6,000        339,960
 Western Digital Corp. 1                                           4,000        176,600

                                                                              4,714,098

Utilities:                                          0.8%
 SPDR Utilites Select Sector 2                                     4,500        139,590


Diversified Indexed Trusts:                         6.9
 PowerShares DB US Dollar Idx Bullish 1,2                          8,000        184,640
 SPDR S&P Depository Receipts 2                                    1,000        111,440
 iShares Inc. MSCI Australia Index 2                               6,000        137,040
 iShares Inc. MSCI BRIC Index 2                                    2,000         91,700
 iShares Inc. MSCI Brazil Free Index 2                             3,000        223,830
 iShares Inc. MSCI Canada Index 2                                  7,000        184,310
 iShares Inc. MSCI South Korea Index 2                             2,000         95,280
 iShares Silver Trust 2                                            8,000        132,312

                                                                              1,160,552

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $13,323,889)                                96.4                      16,273,716


WARRANTS                                            0.0
 Prescient Medical Inc. Pfd B Warrants 3, 4                        5,000              0
 2-14-2013 (Cost $0)
 Prescient Medical Inc. Pfd C Warrants 3, 4                       37,222              0
 4-14-2014 (Cost $0)


TOTAL WARRANTS
 (Cost $0)                                                                            0


CONVERTIBLE BONDS                                   2.1
 ACP HyperActive Technologies Trust 1,3,4
            8.000%, due 04-22-10                                 125,000        124,956
 Prescient Medical Inc. 1,3,4
            5.000%, due 04-14-10                                 223,333        223,334





See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2009



                                         PERCENT
                                          OF NET       NUMBER OF
SECURITY                                  ASSETS        SHARES         VALUE
-------------------------------------    --------      ---------    -----------

TOTAL CONVERTIBLE BONDS
 (Cost $348,333)                                                    $   348,290


MUTUAL FUNDS                                 1.0%
 First American Treasury Oblig. Fund                      60,676         60,676
 Vanguard Money Market Reserves                          100,000        100,000


TOTAL MUTUAL FUNDS
 (Cost $160,676)                                                        160,676


TOTAL INVESTMENTS
 (Cost $13,832,898) 5                       99.5                     16,782,682


ASSETS LESS OTHER LIABILITIES                0.5                         89,853


NET ASSETS                                 100.0%                   $16,872,535













1   Non-income  producing  security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
3 Security has been deemed illiquid. At December 31, 2009, the aggregate value of illiquid securities was $348,290, which is 2.1% of the Fund's net assets. 4 Security valued according to "good faith pricing" guidelines. (See note A)
5 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation. (See Note D)

See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009




ASSETS:
Investments in securities, at value
 (Cost basis - $13,832,898) (Notes A & D)                        $16,782,682

Receivables:
 Dividends and interest                                               43,499
 Fund shares sold                                                     22,313
 Securities sold                                                     431,191

             Total receivables                                       497,003


Total assets                                                      17,279,685


LIABILITIES:

Payables:
 Accrued expenses (Note B)                                           (23,553)
 Securities purchased                                               (383,597)

             Total payables                                         (407,150)


NET ASSETS                                                       $16,872,535



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of year                                                   997,411
 Net decrease (Note C)                                               (96,749)

 End of year                                                         900,662




NET ASSET VALUE, offering price and redemption price per share   $     18.73



NET ASSETS CONSIST OF:
 Paid in capital                                                 $15,380,731
 Net unrealized appreciation on investments                        2,949,783
 Undistributed net investment income                                   1,791
 Accumulated net realized loss on investments                     (1,459,770)

 Net Assets                                                      $16,872,535







See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009



INVESTMENT INCOME (Note A):
 Dividends                                                      $  314,356
 Interest                                                           23,186

Total investment income                                            337,542
                                                                -----------

EXPENSES (Note B):
 Investment advisory fee                                           158,797
 Management fee                                                     95,278

Total expenses                                                     254,075


NET INVESTMENT INCOME                                               83,467


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments                                 (949,307)
 Change in unrealized appreciation/depreciation of investments   3,609,794

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                  2,660,487


NET INCREASE IN NET ASSETS FROM OPERATIONS                      $2,743,954






















See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                             For The Years Ended December 31,
                                                            2009                  2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                         $    83,467       $     31,031
 Net realized loss on investments                                 (949,307)          (510,463)
 Change in unrealized appreciation/depreciation
      of investments                                             3,609,794         (9,082,497)

Net increase (decrease) in net assets from operations            2,743,954         (9,561,929)


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                       (104,038)            (9,505)
 From net realized gain on investments                                   -            (23,293)

Net decrease in assets from distributions to shareholders         (104,038)           (32,798)


DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (Note C)                                          (1,701,139)        (1,671,602)

Total increase in net assets                                       938,777        (11,266,329)

NET ASSETS:
 Beginning of year                                              15,933,758         27,200,087


 End of year                                                   $16,872,535       $ 15,933,758




UNDISTRIBUTED NET INVESTMENT INCOME                            $     1,791       $     21,526




















See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an placeStateOhio business trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term growth of capital. Current income is of secondary importance.

The preparation of financial statements in conformity with accounting principles generally accepted in the country-regionplaceUnited States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily reliable, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Trustees"). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value for an illiquid security of a company may be determined using input from firms having detailed knowledge of the company, not only of the company's current operating capability but knowledge also of the favorable or unfavorable future impact of current business alliances. Fair value of an illiquid security may also be determined to be the price at which the company completes the most recent sale of securities in a private offering.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009


The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's securities as of December 31, 2009.




                                         Level 1   Level 2   Level 3   Total
Security Type                                 Investments in Securities ($000)
Common Stocks and Exchange Traded Funds  $ 16,274  $      -  $      -  $16,274
Warrants                                        -         -         -        -
Convertible Bonds                               -         -       348      348
Mutual Funds                                  161         -         -      161
Total                                    $ 16,435  $      -  $    348  $16,783
                                         --------  --------  --------  -------




                                                                     Measurements
                                                           Using Unobservable Inputs ($000)
                                                                      (Level 3)

                                                                      Securities

Beginning Balance December 31, 2008                                         $325

Total gains or losses (realized/unrealized) included in
earnings                                                                       0

Purchases, sales, issuances, and settlements (net)                            23

Transfers in and/or out of Level 3                                             0

Ending Balance December 31, 2009                                            $348

The amount of total gains or losses for the period
included in earnings (or changes in net assets)
attributable to the change in unrealized gains or losses
relating to assets still held at the reporting date                         $  0
                                                                            ====

(1) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2009, the Fund has a capital loss carry forward of $1,458,164, of which $510,463 can be carried forward through 2016 and $947,701 through 2017. This loss can be used to offset future gains.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009


(1) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains, if any, generally are declared and paid annually, but can be more frequent. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily.

The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.


B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT

     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 1.0% of the daily net assets of the Fund. Investment advisory fees were $158,797 for the year ended December 31, 2009.

The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including Trustee fees of $4,000 for the year ended December 31, 2009.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $95,278 for the year ended December 31, 2009.

Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.




C.   CAPITAL SHARE TRANSACTIONS
                                     For the Year Ended              For the Year Ended
                                      December 31, 2009              December 31, 2008


                                     Shares           Dollars        Shares       Dollars
                                     --------         --------       --------     --------
     Subscriptions                    60,043       $   987,376        50,788     $ 1,099,804
     Reinvestment of distributions     5,511           104,038         2,134          32,798

                                      65,554         1,091,414        52,922       1,132,602
     Redemptions                    (162,303)       (2,792,553)     (132,088)     (2,804,204)

     Net increase (decrease)         (96,749)      $(1,701,139)      (79,166)    $(1,671,602)

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009


D.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2009, aggregated $21,578,186 and $22,897,099, respectively.

At December 31, 2009, gross unrealized appreciation on investments was $3,068,315 and gross unrealized depreciation on investments was $118,531 for a net unrealized appreciation of $2,949,784 for financial reporting and federal income tax purposes.


E.  FEDERAL  TAX  DISCLOSURE

                      Tax Character of Distributions Paid



For the Year Ended December 31, 2009                 For the Year Ended December 31, 2008
------------------------------------                 ------------------------------------

Ordinary Income  Capital Gains  Total Distribution   Ordinary Income  Capital Gains  Total Distribution
---------------  -------------  ------------------   ---------------  -------------  ------------------
$       104,038  $           0  $          104,038  $          9,505  $      23,293  $           32,798
===============  =============  ==================  ================  =============  ==================






Tax Basis of Distributable Earnings
As of December 31, 2009


                 Undistributed
Undistributed    Accumulated
Ordinary         Realized          Unrealized
Income           Losses            Appreciation
-------------   ---------------   -------------
$       1,791   $   (1,458,164)   $   2,948,177
=============   ===============   =============

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2006-2009) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.


F. SUBSEQUENT EVENTS
The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, GAAP requires the Fund to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of these financial statements on February 25, 2010 and has noted no such events.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2009


G. OTHER FEDERAL TAX INFORMATION (UNAUDITED)

The percentage of ordinary income dividends that is eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 100%.

PC&J PERFORMANCE FUND
---------------------

FINANCIAL HIGHLIGHTS




Selected Data for Each Share of Capital               For The Years Ended December 31,
Stock Outstanding Throughout the Year     2009         2008         2007           2006       2005
                                        ---------    ----------    --------    --------    --------
NET ASSET VALUE-BEGINNING OF YEAR         $  15.98     $  25.27      $  23.22    $  24.35    $  24.89

Income from investment operations:
   Net investment income (loss)               0.09         0.03         (0.04)       0.16        0.04
   Net realized and unrealized
      gain (loss) on securities               2.77        (9.29)         4.35        1.86        0.78

TOTAL FROM INVESTMENT OPERATIONS              2.86        (9.26)         4.31        2.02        0.82

Less distributions:
   From net investment income                (0.11)       (0.01)        (0.00) 1    (0.16)      (0.04)
   From net realized gain
     on investments                              -        (0.02)        (2.26)      (2.99)      (1.32)

TOTAL DISTRIBUTIONS                          (0.11)       (0.03)        (2.26)      (3.15)      (1.36)

NET ASSET VALUE-END OF YEAR               $  18.73     $  15.98      $  25.27    $  23.22    $  24.35


TOTAL RETURN                                 17.92%      (36.63%)       18.50%       8.49%       3.27%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                   1.60%        1.60%         1.60%       1.60%       1.60%
   Net investment income (loss)               0.53%        0.14%       (0.14)%       0.59%       0.16%

Portfolio turnover rate                     144.93%      108.94%        78.54%     112.06%      73.99%

Net assets at end of year (000's)         $ 16,873     $ 15,934      $ 27,200    $ 28,365    $ 33,126


1 Less than ($.005) per share












See  notes  to  financial  statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PC&J Performance Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the PC&J Performance Fund (the "Fund") as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (placecountry-regionUnited States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Performance Fund as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Cincinnati, Ohio
March 1, 2010

PC&J PERFORMANCE FUND
---------------------

ADDITIONAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2009 (Unaudited)


FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2009) and held for the entire period through December 31, 2009.

                                Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.





                                                      Ending Account
                          Beginning Account Value         Value          Expenses Paid
                                July 1, 2009        December 31, 2009   During Period*

Actual                    $             1,000.00  $         1,189.63  $          8.83

Hypothetical (5% return
 before expenses)         $             1,000.00  $         1,017.14  $          8.13

* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

PC&J PERFORMANCE FUND

ADDITIONAL INFORMATION (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2009 (Unaudited)


PORTFOLIO  CHARACTERISTICS




                               % OF NET
INDUSTRY SECTOR                 ASSETS
                               ---------
Consumer discretionary              9.9%
Consumer staples                    5.1
Energy                              7.4
Financial services                 10.7
Healthcare                         14.6
Industrials                         3.2
Materials                           9.9
Technology                         27.9
Utilities                           0.8
Diversified indexed trusts          6.9
Convertible bonds                   2.1
Investment Companies                1.0
Assets less other liabilities       0.5
Total                             100.0%
                               ---------



PC&J PERFORMANCE FUND
---------------------

FUND TRUSTEES DISCLOSURE
(Unaudited)


The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended


                                                                                NUMBER OF PORTFOLIOS
                                            POSITION(S) IN      LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS                       FUND COMPLEX**     TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------------------  --------------  ------------------  --------------------

John W. Lohbeck
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402
Year of Birth: 1949                         Trustee         Trustee since 2008                     2


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------                    -----------------------------------

From September 2005 to present, consultant with Battelle &
Battelle LLP (CPA firm); from December 1990 to August
2005, COO of Wagner Smith Co. (commercial electrical
contracting firm)                                            None


                                                                                NUMBER OF PORTFOLIOS
                                            POSITION(S) IN      LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS                       FUND COMPLEX**     TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------------------  --------------  ------------------  --------------------

Laura B. Pannier
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402
Year of Birth: 1954                         Trustee         Trustee since 2003                     2


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS            OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------  -----------------------------------

Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP (CPA firm)         None





**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

PC&J  PERFORMANCE  FUND
-----------------------

FUND TRUSTEES DISCLOSURE (Concluded)
(Unaudited)


The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.


                                                                             NUMBER OF PORTFOLIOS
                                            POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS                          WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
------------------------------------------  ----------------  -------------  --------------------

Kathleen A. Carlson, CFA*                                     Treasurer and
c/o PC&J Service Corp.                                        Trustee since
300 Old Post Office                         Treasurer, Chief  1985; Chief
120 West Third Street                       Compliance        Compliance
Dayton, Ohio 45402                          Officer and       Officer since
Year of Birth: 1955                         Trustee           2004                              2
------------------------------------------  ----------------  -------------  --------------------


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------

President of the Adviser and PC&J Service Corp. since
 1998; Treasurer and Director of the Adviser since 1982;
 Chief Compliance Officer of the Adviser since 2004.      None
--------------------------------------------------------  -----------------------------------


                                                                             NUMBER OF PORTFOLIOS
                                            POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS                          WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
------------------------------------------  ----------------  -------------  --------------------

James M. Johnson, CFA*
c/o PC&J Service Corp.                                        Secretary and
300 Old Post Office                                           Trustee since
120 West Third Street                       President,        1985;
Dayton, Ohio 45402                          Secretary and     President
Year of Birth: 1952                         Trustee           since 2005                        2
------------------------------------------  ----------------  -------------  --------------------


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                   OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------------  -----------------------------------

Secretary and Director of the Adviser and PC&J Service
 Corp. since 1982; Chief Investment Officer of the Adviser
 since 1982.                                                None
----------------------------------------------------------  -----------------------------------

* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in
placeCityWashington,  StateDC.  Information  on  the  operation  of  the  Public
Reference  Room  may  be  obtained  by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)     Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)     AUDIT FEES
        ----------

     FY 2008          $ 18,513
     FY 2009          $ 19,250






(b)     AUDIT-RELATED FEES
        ------------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2008          $ None                    $ None
     FY 2009          $ None                    $ None
     Nature of the fees:     N/A


(c)     TAX FEES
        --------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2008          $ 2,033                         $ None
     FY 2009          $ 2,100                         $ None
     Nature of the fees:     Federal and Excise Tax Returns


(d)     ALL OTHER FEES
        --------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2008          $ None                         $ None
     FY 2009          $ None                         $ None



(e)     (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                ---------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
        -------------------------------------------------------

                         Registrant               Parker Carlson & Johnson
                         ----------               ------------------------

Audit-Related Fees:      None                    None
Tax Fees:                None                    None
All Other Fees:          None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i) (A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2008          $ 2,033                         $ None
     FY 2009          $ 2,100                         $ None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.



ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 9. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Performance Fund
---------------------

By
/s/
---
Kathleen A. Carlson, Treasurer

Date     February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
James M. Johnson, President

Date     February 25, 2010

By
/s/
---
Kathleen A. Carlson, Treasurer

Date     February 25, 2010